Trade receivables aging (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade receivables aging [Line Items]
Trade receivables	$ 92	$ 120	$ 400
0–30 days
Trade receivables aging [Line Items]
Trade receivables	45	89	259
31–60 days
Trade receivables aging [Line Items]
Trade receivables	18	9	42
61–90 days
Trade receivables aging [Line Items]
Trade receivables	11	5	26
Over 90 days
Trade receivables aging [Line Items]
Trade receivables	$ 18	$ 17	$ 73